Label	Element	Value
Foreign Currency Translation Reserve [Member]
DisclosureOfMovementInOtherReserves [Table Text Block]	lbk_DisclosureOfMovementInOtherReservesTableTextBlock

	The Group			The Bank
	2020	2019	2018	2020	2019	2018
	£m	£m	£m	£m	£m	£m
Foreign currency translation reserve
At 1 January	(116)	(114)	(207)	—	(6)	76
Currency translation differences arising in the year	—	(2)	(15)	1	6	2
Income statement transfers	—	—	108	—	—	(84)
At 31 December	(116)	(116)	(114)	1	—	(6)

Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member]
RevaluationReserveInRespectOfDebtSecurities [Table Text Block]	lbk_RevaluationReserveInRespectOfDebtSecuritiesTableTextBlock

	The Group			The Bank
	2020	2019	2018	2020	2019	2018
	£m	£m	£m	£m	£m	£m
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income
At 1 January	(538)	(379)	(195)	103	281	483

Change in fair value	46	(34)	(31)	12	(50)	(58)
Deferred tax	29	11	31	(8)	13	34
Current tax	(2)	—	—	—	—	—
	73	(23)	—	4	(37)	(24)
Income statement transfers in respect of disposals (note 8)	(145)	(196)	(268)	(138)	(201)	(258)
Deferred tax	47	61	84	44	61	80
	(98)	(135)	(184)	(94)	(140)	(178)
Impairment recognised in the income statement	5	(1)	—	1	(1)	—
At 31 December	(558)	(538)	(379)	14	103	281

RevaluationReserveInRespectOfEquityShares [Table Text Block]	lbk_RevaluationReserveInRespectOfEquitySharesTableTextBlock

	The Group			The Bank
	2020	2019	2018	2020	2019	2018
	£m	£m	£m	£m	£m	£m
Revaluation reserve in respect of equity shares held at fair value through other comprehensive income
At 1 January	—	—	(35)	—	—	(42)

Change in fair value	—	—	(98)	—	—	(102)
Deferred tax	(16)	12	22	4	12	—
Current tax	—	—	—	—	—	—
	(16)	12	(76)	4	12	(102)
Realised gains and losses transferred to retained profits	—	—	132	—	—	144
Deferred tax	16	(12)	(21)	(4)	(12)	—
Current tax	—	—	—	—	—	—
	16	(12)	111	(4)	(12)	144
At 31 December	—	—	—	—	—	—

Merger reserve [member]
DisclosureOfMovementInOtherReserves [Table Text Block]	lbk_DisclosureOfMovementInOtherReservesTableTextBlock	Movements in other reserves were as follows:

	The Group			The Bank
	2020	2019	2018	2020	2019	2018
	£m	£m	£m	£m	£m	£m
Merger reserve
At 1 January and 31 December	6,348	6,348	6,348	—	—	—

Reserve of cash flow hedges [member]
DisclosureOfMovementInOtherReserves [Table Text Block]	lbk_DisclosureOfMovementInOtherReservesTableTextBlock

	The Group			The Bank
	2020	2019	2018	2020	2019	2018
	£m	£m	£m	£m	£m	£m
Cash flow hedging reserve
At 1 January	1,556	1,110	1,573	1,607	1,268	1,554
Change in fair value of hedging derivatives	709	1,166	91	85	892	255
Deferred tax	(229)	(290)	(43)	(66)	(217)	(72)
	480	876	48	19	675	183
Income statement transfers	(727)	(580)	(691)	(355)	(448)	(628)
Deferred tax	198	150	180	96	112	159
	(529)	(430)	(511)	(259)	(336)	(469)
At 31 December	1,507	1,556	1,110	1,367	1,607	1,268